Losses Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity and Loss Per Share [Abstract]
Losses Per Share

7. Equity and Loss Per Share

Equity

As of March 31, 2022 and December 31, 2021, the Company had 10.0 million authorized shares of preferred stock, of which none were outstanding, at March 31, 2022 and December 31, 2021, respectively.

Loss per Share

Basic and diluted losses per share (“EPS”) were as follows:

	Three Months Ended March 31,
$ in thousands, except per share and share data	2022	2021
Numerator
Net loss	$(58,968)	$(4,056)
Denominator
Weighted-average common shares outstanding	183,949,912	9,763,675
Weighted-average impact of Project Warrants and Collaboration Warrants(1)	81,103	—
Denominator for basic EPS – weighted-average shares	184,031,015	9,763,675
Effect of dilutive securities	—	—
Denominator for diluted EPS – weighted-average shares	184,031,015	9,763,675

EPS – Basic	$(0.32)	$(0.42)
EPS – Diluted	$(0.32)	$(0.42)

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(1)      The Project Warrants and Collaboration Warrants each have a $0.01 exercise price and are assumed to be exercised when vested because common shares issued for little consideration upon exercise of these warrants are included in outstanding shares for the purposes of computing basic and diluted EPS.

As of March 31, 2022 and 2021, 37,429,240 and 33,055,931 outstanding stock options, respectively, were excluded from the calculation of EPS, as their impact would be anti-dilutive. As of March 31, 2022, 5,150,369 RSUs and 399,513 restricted shares issued upon the early exercise of unvested options have been excluded from the calculation of EPS, as their impact would be anti-dilutive. Additionally, as of March 31, 2021, 1,374,446 of RSUs issued upon the early exercise of unvested options have been excluded from the calculation of EPS as their impact would be anti-dilutive.

As of March 31, 2022 and 2021, 8,566,666 and 229,841, respectively, outstanding common stock warrants were excluded from the calculation of EPS, as their impact would be anti-dilutive. As of March 31, 2021, outstanding preferred stock warrants were excluded from the calculation of EPS, as their impact, which would be equivalent to 381,306 shares of common stock on an “as converted” basis, would be anti-dilutive.

As of March 31, 2021, 117,886,982 outstanding convertible preferred shares were excluded from the calculation of EPS, as their impact, which would be equivalent to 121,038,967 shares of common stock on an “as converted” basis, would be anti-dilutive.

11. Losses Per Share

Basic and diluted losses per share (“EPS”) were as follows ($ in thousands):

	Years ended December 31,
	2021 (As Restated)	2020
Numerator
Net loss	$(137,408)	$(7,437)
Denominator
Denominator for basic EPS – weighted-average shares	11,970,550	7,978,512
Effect of dilutive securities	—	—
Denominator for diluted EPS – weighted-average shares	11,970,550	7,978,512
EPS – Basic and Diluted	$(11.48)	$(0.93)

As of December 31, 2021 and 2020, 40,828,158 and 30,752,163 outstanding stock options, respectively, were excluded from the calculation of EPS, as their impact would be anti-dilutive. Additionally, as of December 31, 2021, 4,440,067 restricted stock units and 481,301 restricted shares issued upon the early exercise of unvested options have been excluded from the calculation of EPS, as their impact would be anti-dilutive.

As of December 31, 2021, 8,566,666 outstanding common stock warrants and were excluded from the calculation of EPS, as their impact would be anti-dilutive. As of December 31, 2020, outstanding preferred stock warrants were excluded from the calculation of EPS, as their impact, which would be equivalent to 381,306 shares of common stock on an “as converted” basis, would be anti-dilutive.

As of December 31, 2020, 117,886,982 outstanding convertible preferred shares were excluded from the calculation of EPS, as their impact, which would be equivalent to 121,038,967 shares of common stock on an “as converted” basis, would be anti-dilutive.